STOCKHOLDERS' EQUITY - Preferred Stock Shares (Details) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
STOCKHOLDERS' DEFICIT
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0	0	0	0	0
Preferred shares, shares outstanding	0	0	0	0	0	0